Non Purchased Loans - Changes in Troubled Debt Restructurings (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Loan	Dec. 31, 2019 USD ($) Loan	Dec. 31, 2018 USD ($) Loan
Receivables [Abstract]
Number of Loans | Loan	3	3	3
Additional loans with concessions, Recorded Investment	$ 2,113
Principal paydowns, Recorded Investment	(382)	$ (287)	$ (265)
Post-Modification Outstanding Recorded Investment	$ 2,495	$ 2,782	$ 3,047